Right-of-use assets - property leases - Additional Information (Details) £ in Thousands	12 Months Ended
Dec. 31, 2019 GBP (£)
Disclosure of leases [Abstract]
Additions to right-of-use assets	£ 1,047
Weighted average lessee's incremental borrowing rate applied to lease liabilities recognised at date of initial application of IFRS 16	8.00%
Cash outflow for leases	£ 492